AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS
December 31, 2019
(unaudited)

Amount	General Obligation Bonds (57.8%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (5.1%)

	Bend, Oregon
$2,435,000	4.000%, 06/01/24	Aa2/NR/NR	$2,595,832

	Canby, Oregon
1,060,000	5.000%, 06/01/27	Aa3/NR/NR	1,110,371
1,405,000	4.000%, 12/01/24 AGMC Insured	Aa3/NR/NR	1,499,880

	Clackamas County, Oregon Refunding
1,135,000	4.000%, 06/01/24	Aaa/NR/NR	1,213,951

	Clatsop County, Oregon
1,000,000	5.000%, 06/15/32	Aa2/NR/NR	1,284,290

	Gresham, Oregon Full Faith and Credit Refunding and Project Obligations
1,545,000	5.000%, 05/01/23	Aa2/NR/NR	1,739,114

	City of Hillsboro, Washington County Oregon Full Faith and Credit Bonds
465,000	5.000%, 06/01/30	Aa1/NR/NR	601,515

	Lake Oswego, Oregon Refunding
3,140,000	4.000%, 12/01/30	Aaa/AAA/NR	3,682,466

	Lebanon, Oregon Refunding
1,050,000	5.000%, 06/01/24	A1/NR/NR	1,175,339
1,165,000	5.000%, 06/01/25	A1/NR/NR	1,378,882

	McMinnville, Oregon Refunding
2,075,000	5.000%, 02/01/27	Aa3/NR/NR	2,442,213

	Multnomah County, Oregon
3,000,000	5.000%, 06/01/30	Aaa/AAA/NR	3,742,560

	Portland, Oregon Limited Tax, Sellwood Bridge & Archive Space Projects
1,640,000	4.000%, 04/01/29 2017 Series A	Aaa/NR/NR	1,915,733
1,710,000	4.000%, 04/01/30 2017 Series A	Aaa/NR/NR	1,975,597
1,775,000	4.000%, 04/01/31 2017 Series A	Aaa/NR/NR	2,035,677

	Portland, Oregon Public Safety
1,345,000	5.000%, 06/15/25 Series A	Aaa/NR/NR	1,618,465

	Redmond, Oregon Full Faith and Credit Bonds
1,140,000	5.000%, 06/01/34 Series B-1	Aa3/NR/NR	1,425,684

	Redmond, Oregon Refunding
735,000	5.000%, 06/01/23 Series A	Aa3/NR/NR	802,796

	Total City & County		32,240,365

	Community College (4.0%)

	Blue Mountain Community College District Umatilla, Oregon Morrow and Baker Counties Oregon (Umatilla and Morrow Counties Service Area)
970,000	4.000%, 06/15/27 Series 2015	NR/AA+/NR	1,101,658

	Central Oregon Community College District
1,850,000	4.750%, 06/15/22	NR/AA+/NR	1,880,044
2,195,000	4.750%, 06/15/23	NR/AA+/NR	2,230,449
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,208,930

	Chemeketa, Oregon Community College District
2,000,000	5.000%, 06/15/25	NR/AA+/NR	2,325,400

	Clackamas, Oregon Community College District
1,405,000	5.000%, 06/15/27 Series A	Aa1/AA+/NR	1,672,414

	Columbia Gorge, Oregon Community College District, Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,068,880

	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	2,011,028
1,750,000	4.000%, 06/15/24	Aa1/NR/NR	1,966,493

	Linn Benton, Oregon Community College
1,520,000	5.000%, 06/01/27	NR/AA+/NR	1,807,554

	Mount Hood, Oregon Community College District Refunding
1,865,000	5.000%, 06/01/27	Aa2/NR/NR	2,277,669
1,000,000	5.000%, 06/01/29	Aa2/NR/NR	1,213,820

	Oregon Coast Community College District State
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	1,933,619

	Rogue, Oregon Community College District
1,375,000	4.000%, 06/15/29 Series B	Aa1/NR/NR	1,580,700

	Total Community College		25,278,658

	Higher Education (0.9%)

	Oregon State Higher Education
1,000,000	5.000%, 08/01/25 Series C	Aa1/AA+/AA+	1,173,210
1,795,000	5.000%, 08/01/27 Series C	Aa1/AA+/AA+	2,099,450

	Oregon State, Oregon University System
1,170,000	4.000%, 08/01/25 Series B	Aa1/AA+/AA+	1,253,561
1,090,000	5.000%, 08/01/25 Series N	Aa1/AA+/AA+	1,239,635

	Total Higher Education		5,765,856

	Hospital (0.8%)

	Pacific Communities Health District, Oregon
1,220,000	5.000%, 06/01/29	A1/NR/NR	1,459,425
1,060,000	5.000%, 06/01/30	A1/NR/NR	1,262,852
1,000,000	5.000%, 06/01/31	A1/NR/NR	1,187,420
1,200,000	5.000%, 06/01/32	A1/NR/NR	1,421,568

	Total Hospital		5,331,265

	School District (33.6%)

	Clackamas County, Oregon School District #12 (North Clackamas)
2,450,000	5.000%, 06/15/25	Aa1/AA+/NR	2,859,028
1,165,000	5.000%, 06/15/25	Aa1/AA+/NR	1,399,142
1,500,000	5.000%, 06/15/26	Aa1/AA+/NR	1,746,570
3,205,000	5.000%, 06/15/30	Aa1/AA+/NR	3,978,495
4,725,000	5.000%, 06/15/31	Aa1/AA+/NR	5,836,178
1,100,000	5.000%, 06/15/32	Aa1/NR/NR	1,384,933
2,160,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,690,410
3,000,000	5.000%, 06/15/34 Series B	Aa1/AA+/NR	3,674,160

	Clackamas County, Oregon School District #62 (Oregon City)
560,000	5.000%, 06/01/29 MAC Insured	Aa3/AA/NR	643,339
1,310,000	5.000%, 06/15/31 Series B	Aa1/AA+/NR	1,662,560

	Clackamas County, Oregon School District #86 (Canby)
1,800,000	5.000%, 06/15/24	Aa1/AA+/NR	1,967,310
1,110,000	5.000%, 06/15/25 Series A	Aa1/AA+/NR	1,212,608

	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
3,500,000	5.000%, 06/15/26	Aa1/AA+/NR	4,196,395
5,500,000	5.000%, 06/15/27	Aa1/AA+/NR	6,572,390
1,115,000	5.000%, 06/15/28	Aa1/AA+/NR	1,329,281

	Clatsop County, Oregon School District #1C (Astoria)
1,080,000	5.000%, 06/15/31 Series B	Aa1/NR/NR	1,385,100
1,215,000	5.000%, 06/15/32 Series B	Aa1/NR/NR	1,553,110

	Clatsop County, Oregon School District #30 (Warrenton-Hammond)
1,590,000	5.000%, 06/15/31 Series B	Aa1/NR/NR	2,040,765
1,000,000	5.000%, 06/15/32 Series B	Aa1/NR/NR	1,279,280
1,115,000	5.000%, 06/15/34 Series B	Aa1/NR/NR	1,418,525

	Clatsop County, Oregon School District #10 (Seaside)
1,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	1,247,960

	Columbia County, Oregon School District #502 (St. Helens)
1,000,000	5.000%, 06/15/34	Aa1/NR/NR	1,226,280

	Coos County, Oregon School District #9 (Coos Bay)
1,035,000	5.000%, 06/15/32	NR/AA+/NR	1,300,322

	Benton & Linn Counties, Oregon School District #509J (Corvallis)
2,000,000	5.000%, 06/15/31 Series B	Aa1/AA+/NR	2,523,840
1,615,000	5.000%, 06/15/32 Series B	Aa1/AA+/NR	2,031,896

	Deschutes County, Oregon Administrative School District #1 (Bend - La Pine)
740,000	5.000%, 06/15/30	Aa1/NR/NR	961,615
3,000,000	4.000%, 06/15/30	Aa1/AA+/NR	3,463,530
2,150,000	5.000%, 06/15/31	Aa1/NR/NR	2,781,219
1,470,000	4.000%, 06/15/32	Aa1/NR/NR	1,732,189

	Deschutes County, Oregon School District #6 (Sisters)
1,030,000	5.250%, 06/15/21 AGMC Insured	A2/AA+/NR	1,092,243

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond)
80,000	5.000%, 06/15/21 NPFG/ FGIC Insured	Aa1/NR/NR	80,246
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	978,024

	Greater Albany School District #8J (Linn & Benton Counties)
1,000,000	5.000%, 06/15/30	Aa1/AA+/NR	1,244,520

	Hood River County, Oregon School District
2,260,000	4.000%, 06/15/30	NR/AA+/NR	2,573,824
2,400,000	4.000%, 06/15/31	NR/AA+/NR	2,707,008

	Jackson County, Oregon School District #5 (Ashland)
1,385,000	5.000%, 06/15/28	Aa1/AA+/NR	1,774,379
2,845,000	5.000%, 06/15/34	Aa1/AA+/NR	3,636,479

	Jackson County, Oregon School District #6 (Central Point)
2,665,000	5.000%, 06/15/31	Aa1/NR/NR	3,420,528

	Jefferson County, Oregon School District #509J
1,400,000	5.000%, 06/15/25	Aa1/NR/NR	1,580,040

	Klamath County, Oregon School District
1,250,000	5.000%, 06/15/24	NR/AA+/NR	1,407,588

	Lane County, Oregon School District #4J (Eugene) Refunding
1,130,000	4.000%, 06/15/23	Aa1/NR/NR	1,177,155
2,850,000	4.000%, 06/15/24	Aa1/NR/NR	3,047,676
2,765,000	3.000%, 06/15/24	Aa1/NR/NR	2,988,689
4,575,000	5.000%, 06/15/26	Aa1/NR/NR	5,331,385

	Lane County, Oregon School District #19 (Springfield)
1,000,000	5.000%, 06/15/25	Aa1/AA+/NR	1,195,140
1,735,000	5.000%, 06/15/27	Aa1/AA+/NR	2,070,254

	Lane County, Oregon School District #69 (Junction City)
630,000	5.000%, 06/15/25	Aa1/NR/NR	754,041

	Lane & Douglas Counties, Oregon School District #45J3
2,665,000	4.000%, 06/15/27 Series B	Aa1/NR/NR	3,081,246

	Lincoln County, Oregon School District
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,464,373

	Linn & Marion Counties, Oregon School District #129J (Santiam Canyon)
750,000	5.000%, 06/15/34	NR/AA+/NR	950,445

	Marion County, Oregon School District #103 (Woodburn)
2,140,000	5.000%, 06/15/27	Aa1/NR/NR	2,559,740
2,260,000	5.000%, 06/15/28	Aa1/NR/NR	2,694,327

	Marion & Clackamas Counties, Oregon School District #4J (Silver Falls)
1,260,000	5.000%, 06/15/24	Aa1/NR/NR	1,424,783

	Marion & Polk Counties, Oregon School District #24J (Salem-Keizer)
5,000,000	5.000%, 06/15/30	Aa1/AA+/NR	6,358,300
5,525,000	5.000%, 06/15/31	Aa1/AA+/NR	6,996,971

	Multnomah County, Oregon School District #1J (Portland)
2,970,000	5.000%, 06/15/26 Series B	Aa1/AA+/NR	3,560,941

	Multnomah County, Oregon School District #7 (Reynolds)
5,680,000	5.000%, 06/15/26 Series A	Aa1/NR/NR	6,800,210
1,500,000	5.000%, 06/15/27 Series A	Aa1/NR/NR	1,791,600
1,825,000	5.000%, 06/15/28 Series A	Aa1/NR/NR	2,170,436

	Multnomah County, Oregon School District #7 (Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa3/NR/NR	1,182,790

	Multnomah County, Oregon School District #40 (David Douglas)
1,500,000	5.000%, 06/15/23 Series A	NR/AA+/NR	1,640,565

	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow)
1,535,000	5.000%, 06/15/29	Aa1/NR/NR	2,003,022
1,175,000	5.000%, 06/15/31	Aa1/AA+/NR	1,449,468
2,500,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	3,113,900

	Polk, Marion & Benton Counties, Oregon School District #13J (Central)
1,515,000	4.000%, 02/01/28	NR/AA+/NR	1,695,088

	Tillamook & Yamhill Counties, Oregon School District #101 (Nestucca Valley)
1,275,000	5.000%, 06/15/31	NR/AA+/NR	1,613,538

	Union County, Oregon School District #1 (La Grande)
1,000,000	5.000%, 06/15/27	Aa1/NR/NR	1,190,330

	Wasco County, Oregon School District #12 (The Dalles)
1,790,000	5.500%, 06/15/20 AGMC Insured	A2/AA/NR	1,825,728

	Washington County, Oregon School District #48J (Beaverton)
2,750,000	4.000%, 06/15/25	Aa1/AA+/NR	2,937,303
2,275,000	4.000%, 06/15/23 Series B	Aa1/AA+/NR	2,435,661
5,290,000	4.000%, 06/15/24 Series B	Aa1/AA+/NR	5,658,237
3,000,000	5.000%, 06/15/25 Series 2014B	Aa1/AA+/NR	3,499,440
3,000,000	5.000%, 06/15/28 Series 2014B	Aa1/AA+/NR	3,476,670
1,845,000	5.000%, 06/15/29 Series 2014B	Aa1/AA+/NR	2,134,591
1,500,000	5.000%, 06/15/27 Series C	Aa1/AA+/NR	1,885,080
2,400,000	5.000%, 06/15/35 Series C	Aa1/AA+/NR	2,939,832

	Washington & Clackamas Counties, Oregon School District #23J (Tigard)
2,405,000	5.000%, 06/15/30	Aa1/AA+/NR	2,985,423
1,000,000	5.000%, 06/15/31 Series A	Aa1/AA+/NR	1,290,560
1,000,000	5.000%, 06/15/32 Series A	Aa1/AA+/NR	1,286,310

	Washington, Clackamas & Yamhill Counties, Oregon School District #88J
2,785,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	3,473,341
2,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,552,980

	Washington, Multnomah & Yamhill Counties, Oregon School District #1J (Hillsboro)
1,535,000	4.000%, 06/15/25	Aa1/NR/NR	1,639,549
3,105,000	5.000%, 06/15/30	Aa1/NR/NR	3,849,424
2,110,000	5.000%, 06/15/31	Aa1/NR/NR	2,606,209

	Yamhill County, Oregon School District #8 (Dayton)
1,045,000	5.000%, 06/15/32	NR/AA+/NR	1,339,993
1,080,000	5.000%, 06/15/33	NR/AA+/NR	1,377,464
900,000	5.000%, 06/15/34	NR/AA+/NR	1,140,534

	Yamhill County, Oregon School District #40 (McMinnville)
2,255,000	4.000%, 06/15/26	Aa1/NR/NR	2,461,693
1,000,000	4.000%, 06/15/29	Aa1/AA+/NR	1,143,000
1,000,000	4.000%, 06/15/30	Aa1/AA+/NR	1,138,860

	Total School Districts		212,977,604

	Special District (4.0%)

	Bend, Oregon Metropolitan Park & Recreational District
1,430,000	4.000%, 06/01/27	Aa3/NR/NR	1,547,861

	Clackamas County, Oregon Fire District No. 1
1,020,000	4.000%, 06/01/30	NR/AA/NR	1,180,905
2,705,000	4.000%, 06/01/31	NR/AA/NR	3,099,416

	Metro, Oregon
4,000,000	4.000%, 06/01/26 Series A	Aaa/AAA/NR	4,263,200

	Tualatin Hills, Oregon Park & Recreational District
3,480,000	5.000%, 06/01/23	Aa1/NR/NR	3,937,690
4,725,000	5.000%, 06/01/24	Aa1/NR/NR	5,516,343
2,775,000	5.000%, 06/01/26	Aa1/NR/NR	3,317,374

	Tualatin Valley, Oregon Fire & Rescue Rural Fire Protection District
1,235,000	4.000%, 06/01/26	Aaa/NR/NR	1,282,510
1,170,000	4.000%, 06/01/27	Aaa/NR/NR	1,213,840

	Total Special District		25,359,139

	State (7.8%)

	State of Oregon
750,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	872,798
2,125,000	4.000%, 05/01/25 Series O	Aa1/AA+/AA+	2,204,156

	State of Oregon Article XI-F(1) University Project
1,250,000	5.000%, 08/01/31 Series I	Aa1/AA+/AA+	1,554,238

	State of Oregon Article XI-G Community College Projects
1,160,000	5.000%, 08/01/27 Series J	Aa1/AA+/AA+	1,394,169

	State of Oregon Article XI-G Higher Education
500,000	5.000%, 08/01/25 Series O	Aa1/AA+/AA+	602,845
1,000,000	5.000%, 08/01/26 Series O	Aa1/AA+/AA+	1,204,150
1,000,000	5.000%, 08/01/27 Series O	Aa1/AA+/AA+	1,201,870

	State of Oregon Article XI-M Seismic Projects
1,000,000	5.000%, 06/01/30	Aa1/AA+/AA+	1,214,980

	State of Oregon Article XI-Q State Projects
2,140,000	5.000%, 11/01/28	Aa1/AA+/AA+	2,605,129
1,000,000	5.000%, 11/01/30	Aa1/AA+/AA+	1,210,900
2,000,000	5.000%, 11/01/31	Aa1/AA+/AA+	2,414,460
2,920,000	5.000%, 05/01/31 Series A	Aa1/AA+/AA+	3,768,406
4,000,000	5.000%, 05/01/32 Series A	Aa1/AA+/AA+	5,137,760
1,195,000	5.000%, 05/01/28 Series D	Aa1/AA+/AA+	1,455,940
1,255,000	5.000%, 05/01/29 Series D	Aa1/AA+/AA+	1,526,444
1,000,000	5.000%, 05/01/30 Series D	Aa1/AA+/AA+	1,212,720
2,300,000	5.000%, 05/01/28 Series F	Aa1/AA+/AA+	2,736,172
1,500,000	5.000%, 05/01/33 Series N	Aa1/AA+/AA+	1,939,740

	State of Oregon Higher Education
1,000,000	5.000%, 08/01/28 Series A	Aa1/AA+/AA+	1,198,370
1,390,000	5.000%, 08/01/31 Series G	Aa1/AA+/AA+	1,802,496
1,920,000	5.000%, 08/01/32 Series G	Aa1/AA+/AA+	2,477,376
3,000,000	5.000%, 08/01/33 Series G	Aa1/AA+/AA+	3,856,650
1,900,000	5.000%, 08/01/34 Series G	Aa1/AA+/AA+	2,432,361
1,250,000	5.000%, 08/01/30 Series L	Aa1/AA+/AA+	1,558,638
1,300,000	5.000%, 08/01/32 Series L	Aa1/AA+/AA+	1,610,856

	Total State		49,193,624

	Transportation (1.2%)

	Oregon State Department Transportation Highway Usertax (Senior Lien)
5,000,000	5.000%, 11/15/29 Series B	Aa1/AAA/AA+	6,222,650

	State of Oregon ODOT Projects
1,020,000	5.000%, 11/15/30 Series M	Aa1/AA+/AA+	1,263,484

	Total Transportation		7,486,134

	Water & Sewer (0.4%)

	Gearheart, Oregon
1,060,000	4.500%, 03/01/26 AGMC Insured	A2/NR/NR	1,094,079

	Rockwood, Oregon Water Peoples Utility District Water Revenue Refunding
1,270,000	4.250%, 08/15/26	Aa3/NR/NR	1,323,048

	Total Water & Sewer		2,417,127

	Total General Obligation Bonds		366,049,772

	Revenue Bonds (31.5%)

	City & County (2.0%)

	Newport, Oregon Urban Renewal Obligations, Refunding
565,000	4.500%, 06/15/22 Series B	NR/AA-/NR	573,469

	Portland, Oregon Revenue Refunding Limited Tax, Oregon Convention Center
2,825,000	5.000%, 06/01/24	Aaa/NR/NR	2,980,008
4,265,000	5.000%, 06/01/27	Aaa/NR/NR	4,496,547

	Portland, Oregon River District Urban Renewal and Redevelopment
1,600,000	5.000%, 06/15/22 Series B	A1/NR/NR	1,746,272
1,830,000	5.000%, 06/15/23 Series B	A1/NR/NR	1,993,584

	Portland, Oregon Urban Renewal and Redevelopment, Refunding, North Macadam
1,000,000	4.000%, 06/15/25 Series B	A1/NR/NR	1,011,070

	Total City & County		12,800,950

	Electric (2.0%)

	Eugene, Oregon Electric Utility Refunding System
2,875,000	5.000%, 08/01/29 Series A	Aa2/AA-/AA-	3,510,605
4,030,000	5.000%, 08/01/30 Series A	Aa2/AA-/AA-	4,900,238

	Northern Wasco County, Oregon Peoples Utility District (McNary Dam Fishway Hydroelectric Project), Refunding
1,585,000	5.000%, 12/01/21 Series A	NR/AA-/NR	1,701,577

	Warm Springs Reservation, Oregon Confederated Tribes, Hydroelectric Revenue, Tribal Economic Development, Pelton Round Butte Proj 2019 B Green Bond
500,000	5.000%, 11/01/32 144A	A3/NR/NR	600,015
1,000,000	5.000%, 11/01/33 144A	A3/NR/NR	1,192,470
500,000	5.000%, 11/01/34 144A	A3/NR/NR	592,880

	Total Electric		12,497,785

	Higher Education (1.7%)

	Oregon State Facilities Authority (Lewis & Clark College Project)
1,000,000	5.250%, 10/01/24 Series A	A3/A-/NR	1,066,250
3,000,000	5.000%, 10/01/27 Series A	A3/A-/NR	3,183,210

	Oregon State Facilities Authority (Linfield College Project)
1,180,000	5.000%, 10/01/22 Series A	Baa1/NR/NR	1,287,215
1,000,000	5.000%, 10/01/23 Series A	Baa1/NR/NR	1,120,260
1,220,000	5.000%, 10/01/31 Series A 2010	Baa1/NR/NR	1,247,279

	Oregon State Facilities Authority (Reed College Project)
500,000	5.000%, 07/01/30 Series A	Aa2/AA-/NR	619,635
1,135,000	4.000%, 07/01/31 Series A	Aa2/AA-/NR	1,305,386

	Oregon State Facilities Authority (Willamette University)
1,000,000	4.000%, 10/01/24	NR/A/NR	1,006,950

	Total Higher Education		10,836,185

	Hospital (4.2%)

	Medford, Oregon Hospital Facilities Authority Revenue Refunding, Asante Health Systems
9,000,000	5.500%, 08/15/28 AGMC Insured	NR/AA/NR	9,224,460

	Oregon Health Sciences University
4,485,000	zero coupon, 07/01/21 NPFG Insured	Aa3/AA-/AA-	4,302,595
2,000,000	5.000%, 07/01/23 Series A	Aa3/AA-/AA-	2,183,540
500,000	5.000%, 07/01/30 Series A	Aa3/AA-/AA-	646,840
250,000	5.000%, 07/01/31 Series A	Aa3/AA-/AA-	321,928
1,250,000	5.000%, 07/01/28 Series B	Aa3/AA-/AA-	1,525,363
1,000,000	5.000%, 07/01/33 Series B	Aa3/AA-/AA-	1,200,990

	Oregon State Facilities Authority Revenue Refunding, Legacy Health Systems
1,000,000	4.750%, 03/15/24	A1/A+/NR	1,006,560
1,000,000	5.000%, 03/15/30	A1/A+/NR	1,006,530

	Oregon State Facilities Authority Revenue Refunding, Samaritan Health Services
1,500,000	4.375%, 10/01/20	NR/BBB+/NR	1,534,935
2,000,000	4.500%, 10/01/21	NR/BBB+/NR	2,047,820
1,520,000	5.000%, 10/01/23	NR/BBB+/NR	1,561,937

	Total Hospital		26,563,498

	Housing (0.7%)

	Clackamas County, Oregon Housing Authority Multifamily Housing Revenue (Easton Ridge Apartments Project)
1,310,000	4.000%, 09/01/27 Series A	Aa2/NR/NR	1,392,818

	Portland, Oregon Urban Renewal and Redevelopment, Interstate Corridor
1,390,000	5.000%, 06/15/27 Series B	A1/NR/NR	1,460,723

	State of Oregon Housing and Community Services
815,000	1.800%, 01/01/23	Aa2/NR/NR	823,525

	Total Housing		3,677,066

	Lottery (4.2%)

	Oregon State Department of Administration Services (Lottery Revenue)
1,015,000	5.250%, 04/01/26 Series A	Aa2/AAA/NR	1,066,897
2,000,000	5.000%, 04/01/32 Series A	Aa2/AAA/NR	2,564,920
1,000,000	5.000%, 04/01/33 Series A	Aa2/AAA/NR	1,278,340
1,715,000	5.000%, 04/01/24 Series B	Aa2/AAA/NR	1,863,982
1,500,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,629,960
1,000,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,159,520
4,000,000	5.000%, 04/01/30 Series C	Aa2/AAA/NR	4,944,880
5,000,000	5.000%, 04/01/26 Series D	Aa2/AAA/NR	5,959,750
4,000,000	5.000%, 04/01/28 Series D	Aa2/AAA/NR	4,741,680
1,000,000	5.000%, 04/01/29 Series D	Aa2/AAA/NR	1,184,280

	Total Lottery		26,394,209

	Sales Tax (0.1%)

	Metro, Oregon Dedicated Tax Revenue (Oregon Convention Center Hotel)
750,000	5.000%, 06/15/31	Aa3/NR/NR	917,535

	Transportation (5.4%)

	Oregon State Department Transportation Highway Usertax (Senior Lien)
1,040,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,226,004
8,000,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	9,423,840

	Oregon State Department Transportation Highway Usertax (Subordinate Lien)
1,000,000	5.000%, 11/15/35 Series A	Aa2/AA+/AA+	1,281,680

	Port Portland, Oregon Airport Revenue Refunding, Portland International Airport Series Twenty Three
2,525,000	5.000%, 07/01/26	NR/AA-/NR	3,017,602
1,000,000	5.000%, 07/01/28	NR/AA-/NR	1,188,270
2,390,000	5.000%, 07/01/29	NR/AA-/NR	2,831,481

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,100,000	5.000%, 10/01/27 Series A	A3/A/NR	1,372,855
2,000,000	5.000%, 10/01/30 Series A	A3/A/NR	2,479,960

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
1,000,000	5.000%, 09/01/25 Series A	Aaa/AAA/NR	1,210,800
1,890,000	5.000%, 09/01/28 Series A	Aaa/AAA/NR	2,328,423
1,650,000	5.000%, 09/01/29 Series A	Aaa/AAA/NR	2,030,226
3,975,000	5.000%, 09/01/30 Series A	Aaa/AAA/NR	4,870,130
1,000,000	5.000%, 09/01/31 Series A	Aaa/AAA/NR	1,249,730

	Total Transportation		34,511,001

	Water and Sewer (11.3%)

	Bend, Oregon Water Revenue, Bridge Creek Project
695,000	5.000%, 12/01/30	AA2/AA/NR	840,297

	Clackamas County, Oregon Service District No. 1
2,240,000	5.000%, 12/01/26	NR/AAA/NR	2,784,790

	Clean Water Services, Oregon Refunding (Senior Lien)
1,510,000	5.000%, 10/01/27	Aa1/AAA/NR	1,917,307

	Eugene, Oregon Water Utility System
115,000	5.000%, 08/01/28	Aa2/AA/AA+	140,676
450,000	5.000%, 08/01/29	Aa2/AA/AA+	548,222

	Grants Pass, Oregon
1,000,000	4.000%, 12/01/23	NR/AA/NR	1,081,600

	Hillsboro, Oregon Water System
1,630,000	5.000%, 06/01/31	Aa2/NR/NR	2,098,788
1,710,000	5.000%, 06/01/32	Aa2/NR/NR	2,194,614

	Madras, Oregon
725,000	4.500%, 02/15/27	A3/NR/NR	788,075

	Portland, Oregon Water System (First Lien)
3,230,000	5.000%, 05/01/27 Series A	Aaa/NR/NR	3,748,157
3,500,000	5.000%, 06/01/28 Series A	Aa1/AA+/NR	4,152,470

	Portland, Oregon Sewer System (Second Lien)
5,405,000	4.500%, 05/01/31 Series A	Aa2/AA/NR	6,316,445
6,355,000	5.000%, 03/01/32 Series A	Aa2/AA/NR	8,214,028
2,000,000	5.000%, 10/01/25 Series B	Aa2/AA/NR	2,349,600
2,000,000	5.000%, 06/01/26 Series B	Aa2/AA/NR	2,392,060
2,000,000	5.000%, 06/01/27 Series B	Aa2/AA/NR	2,385,280

	Portland, Oregon Water System (Second Lien)
2,590,000	5.000%, 05/01/31 Series A	Aa1/NR/NR	3,374,278
2,000,000	5.000%, 05/01/32 Series A	Aa1/NR/NR	2,599,020
2,000,000	5.000%, 05/01/33 Series A	Aa1/NR/NR	2,588,420

	Portland, Oregon Water System Revenue Refunding (Junior Lien)
2,000,000	5.000%, 10/01/23	Aa1/NR/NR	2,247,980

	Portland, Oregon Water System Revenue Refunding (Senior Lien)
1,275,000	4.000%, 05/01/25 Series A	Aaa/NR/NR	1,286,666

	Salem, Oregon Water & Sewer Revenue Refunding
3,500,000	5.000%, 06/01/25	Aa2/NR/NR	4,201,085

	Seaside, Oregon Wastewater System
1,000,000	4.250%, 07/01/26	A3/NR/NR	1,035,050

	Tigard, Oregon Water System Revenue Refunding
2,565,000	5.000%, 08/01/24	Aa3/AA-/NR	2,809,470

	Washington County, Oregon Clean Water Services Sewer (Senior Lien)
1,010,000	4.000%, 10/01/22 Series B	Aa1/AAA/NR	1,060,975
1,500,000	4.000%, 10/01/23 Series B	Aa1/AAA/NR	1,575,165
2,850,000	4.000%, 10/01/26 Series B	Aa1/AAA/NR	2,981,186
2,745,000	4.000%, 10/01/28 Series B	Aa1/AAA/NR	2,864,078

	Woodburn, Oregon Wastewater Revenue Refunding
1,090,000	5.000%, 03/01/21 Series A	A1/NR/NR	1,137,600

	Total Water and Sewer		71,713,382

	Total Revenue Bonds		199,911,611

	Pre-Refunded Bonds (7.7%)††

	Pre-Refunded General Obligation Bonds (2.0%)

	Higher Education (0.4%)

	Oregon State, Oregon University System Projects
2,365,000	4.000%, 08/01/26 Series H	Aa1/AA+/AA+	2,474,452

	School District (0.7%)

	Clackamas County, Oregon School District #62 (Oregon City)
440,000	5.000%, 06/01/29 MAC Insured	NR/AA/NR	511,830

	Columbia & Washington Counties, Oregon School District #47J (Vernonia)
3,430,000	5.000%, 06/15/27	NR/AA+/NR	3,490,471

	Total School District		4,002,301

	State (0.9%)

	State of Oregon
3,000,000	5.000%, 05/01/23 Series L	Aa1/AA+/AA+	3,154,170
1,125,000	5.000%, 05/01/24 Series L	Aa1/AA+/AA+	1,182,814
1,470,000	4.000%, 11/01/26 Series M	Aa1/AA+/AA+	1,547,190

	Total State		5,884,174

	Total Pre-Refunded General Obligation Bonds		12,360,927

	Pre-Refunded Revenue Bonds (5.7%)

	City & County (0.4%)

	Local Oregon Capital Assets Program COP Cottage Grove
2,375,000	5.000%, 09/15/25 Series 2013A	A2/NR/NR	2,530,943

	Electric (0.3%)

	Eugene, Oregon Electric Utility Refunding System
2,000,000	5.000%, 08/01/27 Series A	Aa2/AA-/AA-	2,123,600

	Higher Education (0.2%)

	Oregon State Facilities Authority Revenue Refunding (Reed College Project)
1,500,000	5.000%, 07/01/29 Series A	NR/AA-/NR	1,529,445

	Lottery (1.1%)

	Oregon State Department of Administration Services (Lottery Revenue)
6,285,000	5.250%, 04/01/26	NR/NR/NR*	6,603,147

	Transportation (3.0%)

	Oregon State Department Transportation Highway Usertax (Senior Lien)
3,605,000	5.000%, 11/15/24 Series A	Aa1/AAA/AA+	4,007,138
2,425,000	5.000%, 11/15/25 Series A	Aa1/AAA/AA+	2,695,509
1,000,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,149,280

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,685,000	5.000%, 10/01/24 Series A	A3/A/NR	1,798,502
3,480,000	5.000%, 10/01/26 Series A	A3/A/NR	3,714,413
3,000,000	5.000%, 10/01/27 Series A	A3/A/NR	3,202,080

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
2,010,000	5.000%, 09/01/29 Series B	Aaa/AAA/NR	2,432,924

	Total Transportation		18,999,846

	Water and Sewer (0.7%)

	Portland, Oregon Sewer System (Second Lien)
3,005,000	5.000%, 03/01/28 Series A	Aa2/AA/NR	3,023,962

	Prineville, Oregon Refunding
1,255,000	4.400%, 06/01/29 AGMC Insured	NR/AA/NR	1,313,006

	Total Water and Sewer		4,336,968

	Total Pre-Refunded Revenue Bonds		36,123,949

	Total Pre-Refunded Bonds		48,484,876

	Total Municipal Bonds (cost $589,545,048)		614,446,259

Shares	Short-Term Investment (2.4%)
15,198,418	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 1.49%** (cost $15,198,418)	Aaa-mf/AAAm/NR	15,198,418

	Total Investments (cost $604,743,466- note b)	99.4%	629,644,677
	Other assets less liabilities	0.6	3,889,655
	Net Assets	100.0%	$633,534,332

		Percent of
	Portfolio Distribution By Quality Rating	Investments†
	Aaa of Moody's or AAA of S&P	16.9%
	Pre-refunded bonds††	7.9
	Aa of Moody's or AA of S&P or Fitch	68.7
	A of Moody's or S&P	5.1
	Baa of Moody's or BBB of S&P	1.4
		100.0%

PORTFOLIO ABBREVIATION:
AGMC-	Assured Guaranty Municipal Corp.
COP-	Certificates of Participation
FGIC-	Financial Guaranty Insurance Co.
MAC-	Municipal Assurance Corp.
NPFG-	National Public Finance Guarantee
NR-	Not Rated
ODOT-	Oregon Department of Transportation

*

Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

Note: 144A – Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS

December 31, 2019

(unaudited)

(a)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)

At December 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $604,743,466 amounted to $24,901,211, which consisted of aggregate gross unrealized appreciation of $24,978,930 and aggregate gross unrealized depreciation of $77,719.

(c)

Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2019:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$15,198,418
Level 2 – Other Significant Observable Inputs - Municipal Bonds +	614,446,259
Level 3 – Significant Unobservable Inputs	—
Total	$629,644,677
+ See schedule of investments for a detailed listing of securities.